Research and development expense	3 Months Ended
Sep. 30, 2023
Research and development expense [Abstract]
Research and development expense

Note 18. Research and development expense

	For the three months period ended
	September 30, 2023	September 30, 2022
Professional fees	(216,835)	(132,011)
Laboratories’ related expenses	(40,731)	(98,983)
Amortization	(1,881)	(425)
Depreciation of right-of-use assets	(9,894)	-
Other research and development expenses	(118,394)	(141,513)
Total Research and development expenses	$(387,736)	$(372,932)